RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

14           RELATED PARTY TRANSACTIONS

For the year ended February 28, 2011, the Company paid or accrued management fees of $441,639 (February 28, 2010 - $244,297) to certain officers and directors. The Company also paid or accrued $118,399 (February 28, 2010 - $30,436) to certain officers and directors for travel, office and other related expenses.

The Company also paid consulting fees of $93,333 (February 28, 2010 - $26,667) to companies owned by directors.

As at February 28, 2011, accounts payable of $207,399 (February 28, 2010 - $247,725) was owing to directors and officers of the Company and $43,226 (February 28, 2010 - $5,903) was owing to companies controlled by the directors. In addition, promissory notes of $10,668 (February 28, 2010 - $10,091) were owed to a company controlled by a director (note 7).

All related party transactions are in the normal course of business at the exchange amount agreed to by each party.